Borrowings - New Transactions (Details) - Holding company - USD ($) $ in Millions		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2022	Jun. 29, 2022	Dec. 31, 2021
Borrowings
Notional amount		$ 5,932.6		$ 5,385.2
Grivalia Hospitality
Borrowings
Borrowings included in consolidation		111.3
5.625% due August 16, 2032
Borrowings
Notional amount	$ 750.0	$ 750.0
Interest rate	5.625%	5.625%
Net proceeds from borrowings	$ 743.4	$ 743.4
Borrowing costs incurred		$ 5.5
Unsecured revolving credit facility
Borrowings
Notional amount			$ 2,000.0